CERTIFICATION




      Pursuant to Rule 497(j), Regions Morgan Keegan Select Funds (1933 Act File No. 33-44737, 1940 Act File No. 811-06511) ("Registrant") hereby certifies (a) that the form of Statement of Additional Information for the Registrant used with respect to Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund and Regions Morgan Keegan Select Government Money Market Fund, does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 45 ("Post-Effective Amendment No. 45") to the Registrant's Registration Statement on Form N-1A and (b) that Post-Effective Amendment No. 45 was filed electronically.





                                          Regions Morgan Keegan Select Funds



Dated:  April 4, 2005                     By:   /s/ Charles D. Maxwell
                                                ----------------------
                                                Charles D. Maxwell
                                                Secretary